The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows: (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 162,000	$ 486,000
Short-term lease cost
Variable lease cost
T U R N O N G R E E N I N C [Member]
Operating lease cost			$ 98,000	$ 41,000
Short-term lease cost
Variable lease cost